Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions [Abstract]
Schedule of related party balances
	June 30, 2019	December 31, 2018
Shareholder loan	$4,153	$6,230
Due to related parties (Note 7)	123,199	83,331
	$127,352	$89,561

Schedule of key management personnel compensation
	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Consulting fees	$118,398	$72,000	$236,796	$132,000
Salaries	154,667	88,000	298,667	176,000
Director fees	77,928	45,601	160,478	45,601
Stock-based compensation	308,626	510,566	1,956,146	632,128
	$659,619	$716,167	$2,652,087	$985,72